UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Ergates Capital Management, LLC

Address: 1525-B The Greens Way
         Jacksonville Beach, FL 32250

13F File Number: 028-11836


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason S. Atkins
Title:  Managing Member
Phone:  (904) 543-7230


Signature, Place and Date of Signing:


/s/ Jason S. Atkins         Jacksonville Beach, Florida     February 13, 2009
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $178,101
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name

1.       028-12030            Ergon Capital LP
2.       028-12032            Ergon Capital Offshore Fund, Ltd.
-----------------------       ------------------------------

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

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6        COL 7       COLUMN 8

                              TITLE                         VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS  SOLE  SHARED    NONE
--------------                --------          -----       --------  -------   --- ----  ----------      ----  ----  ------    ----
ABB LTD                       SPONSORED ADR     000375204   15,831    1,054,698 SH        SHARED-DEFINED  1,2         1,054,698
AIRVANA INC                   COM               00950V101    4,932      805,897 SH        SHARED-DEFINED  1,2           805,897
ALVARION LTD                  SHS               M0861T100    5,368    1,478,711 SH        SHARED-DEFINED  1,2         1,478,711
AMEDISYS INC                  COM               023436108      917       22,175 SH        SHARED-DEFINED  1,2            22,175
AMERICAN ORIENTAL BIOENGR IN  COM               028731107    5,601      824,956 SH        SHARED-DEFINED  1,2           824,956
BARRICK GOLD CORP             COM               067901108    3,677    1,000,000     CALL  SHARED-DEFINED  1,2         1,000,000
BARRICK GOLD CORP             COM               067901108    4,933      134,167 SH        SHARED-DEFINED  1,2           134,167
BARRY R G CORP OHIO           COM               068798107    5,763    1,108,315 SH        SHARED-DEFINED  1,2         1,108,315
BLUEPHOENIX SOLUTIONS LTD     SHS               M20157109    1,564      850,200 SH        SHARED-DEFINED  1,2           850,200
BPZ RESOURCES INC             COM               055639108   11,546    1,804,140 SH        SHARED-DEFINED  1,2         1,804,140
DISNEY WALT CO                COM DISNEY        254687106    2,333      102,837 SH        SHARED-DEFINED  1,2           102,837
EBAY INC                      COM               278642103    5,389      386,055 SH        SHARED-DEFINED  1,2           386,055
LIQUIDITY SERVICES INC        COM               53635B107    5,065      607,990 SH        SHARED-DEFINED  1,2           607,990
METTLER TOLEDO INTERNATIONAL  COM               592688105   13,598      201,749 SH        SHARED-DEFINED  1,2           201,749
NEWMONT MINING CORP           COM               651639106   12,343      303,273 SH        SHARED-DEFINED  1,2           303,273
ODYSSEY HEALTHCARE INC        COM               67611V101    5,123      553,881 SH        SHARED-DEFINED  1,2           553,881
OWENS ILL INC                 COM NEW           690768403   15,225      557,072 SH        SHARED-DEFINED  1,2           557,072
PFIZER INC                    COM               717081103   13,327      752,536 SH        SHARED-DEFINED  1,2           752,536
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297   12,646      335,165 SH        SHARED-DEFINED  1,2           335,165
SAFEWAY INC                   COM NEW           786514208    9,883      415,769 SH        SHARED-DEFINED  1,2           415,769
SHERWIN WILLIAMS CO           COM               824348106    7,803      130,590 SH        SHARED-DEFINED  1,2           130,590
SKECHERS U S A INC            CL A              830566105    4,596      358,508 SH        SHARED-DEFINED  1,2           358,508
STARENT NETWORKS CORP         COM               85528P108   10,636      891,545 SH        SHARED-DEFINED  1,2           891,545


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